Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Equipment
Camp Structures	5 years
Exploration equipment	5 years
Vehicles	5 years